Taxation (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax credit	£ 337	£ 236	£ (646)	£ (1,281)	£ (1,785)